Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Combination [Abstract]
Business Combination

Note 2: Business Combination

On August 21, 2012, Holdings completed a business combination pursuant to the terms of the Contribution and Merger Agreement dated June 27, 2012 (the "Contribution and Merger Agreement"), whereby the former members of The Tile Shop, LLC ("The Tile Shop") directly or indirectly, contributed all of their membership interests in The Tile Shop to Holdings (the "Contribution"), in exchange for (i) a cash payment of $75 million, (ii) 32,000,000 shares of the common stock of Holdings valued at $320 million, and (iii) promissory notes issued by Holdings in the aggregate principal amount of $69.8 million. As a result of the Contribution, all ownership interests in The Tile Shop were contributed to Holdings. Concurrent with the Contribution, (i) all outstanding shares of JWC Acquisition Corp., a Delaware corporation ("JWCAC") common stock were exchanged for one share of common stock of Holdings and (ii) each outstanding JWCAC warrant, which was exercisable for one share of JWCAC common stock, became exercisable for one share of the Company's common stock. This transaction is referred to as the "Business Combination". Immediately following the Business Combination, the former members of The Tile Shop held 75.2% of the 42,534,884 issued and outstanding shares of common stock of Holdings.

The Tile Shop was considered the acquirer for accounting purposes because it obtained effective control of JWCAC. The Tile Shop did not have a change in control since The Tile Shop's operations comprise the ongoing operations of the combined entity, its senior management became the senior management of the combined entity, and its former owners own a majority voting interest in the combined entity and are able to elect a majority of the combined entity's board of directors. Accordingly, the Business Combination does not constitute the acquisition of a business for purposes of Financial Accounting Standards Board's Accounting Standard Codification 805, "Business Combinations," or ASC 805. As a result, the assets and liabilities of The Tile Shop and JWCAC are carried at historical cost and the Company has not recorded any step-up in basis or any intangible assets or goodwill as a result of the Business Combination. All direct costs of the Business Combination were offset to additional paid-in capital. The historical financial statements presented herein are that of The Tile Shop.

The recapitalization of the number of shares of common stock attributable to The Tile Shop members were reflected retroactive to January 1, 2010. Accordingly, the number of shares of common stock presented as outstanding as of January 1, 2010 totaled 32,329,897 consisting of 32,000,000 shares of common stock issued to The Tile Shop members as consideration for the Contribution, and 329,897 of common units held by the former owners of The Tile Shop, LLC which were fully redeemed in 2011. This number of shares was also used to calculate the Company's earnings per share for all periods prior to the Business Combination.

The cash flows related to the Business Combination, as reported in the Condensed Consolidated Statement of Cash Flow is summarized as follows:

Amount (in thousands)
Cash in trust at JWCAC	$124,950
Add: proceeds from issue of shares	15,000
Less: redemption of JWCAC public shares	(54,960)
Less: cash paid to The Tile Shop members	(75,000)
Less: payment of deferred offering cost by JWCAC	(4,588)
Less: payment of transaction expenses	(4,644)
Remaining cash received by the Company in the merger	$758

Because the former members of The Tile Shop retained a significant ownership interest in Holdings following the Business Combination, a portion of the $69.8 million of notes payable issued to former members of The Tile Shop members as part of the Business Combination was treated as a leveraged dividend. Accordingly $52.5 million was reflected as a distribution of retained earnings. The remainder of the notes payable were deducted from additional paid in capital.

Pro Forma Information:

The pro forma computation related to the conversion to a C Corporation for income tax purposes assumes that such conversion occurred as of January 1, 2010. These amounts are not necessarily indicative of the consolidated results of income for future years or actual results that would have been realized had the change in tax status occurred as of the beginning of each such year.

Note 2: Business Combination

On August 21, 2012, pursuant to the terms of the Contribution and Merger Agreement, the Business Combination was consummated. The members of The Tile Shop contributed their membership interests in The Tile Shop to the Company, and Nabron contributed its membership interest in ILTS to the Company (the "Contribution"), in exchange for (i) a cash payment of $75 million, (ii) 32,000,000 shares of the Company's common stock valued at $320 million, and (iii) promissory notes issued by the Company in the aggregate principal amount of $69.8 million. As a result of the Contribution, all ownership interests in The Tile Shop were contributed to the Company.

Prior to the Business Combination, certain JWCAC shareholders exercised their redemption rights with respect to 5.5 million shares of JWCAC public stock, which were redeemed at the closing of the Business Combination. Immediately thereafter and concurrently with the Contribution, Merger Sub merged with and into JWCAC, with JWCAC surviving (the "Merger"), and (i) each remaining outstanding share of JWCAC common stock was exchanged for one share of the Company's common stock and (ii) each outstanding JWCAC warrant which was formerly exercisable for one share of JWCAC common stock became exercisable for one share of the Company's common stock.

Also, as a part of the business combination, certain members of JWC Acquisition LLC, the sponsor of JWCAC, purchased 1,500,000 shares of the Company's common stock from the Company in a private placement at a purchase price of $10.00 per share, and the members of The Tile Shop withdrew the existing cash of The Tile Shop of $12.9 million at closing via a dividend.

As result of the Business Combination, the Company owns directly or indirectly all of the equity in The Tile Shop, ILTS, and JWCAC. Specifically, immediately following closing, the former members of The Tile Shop and the former JWCAC stockholders hold 75.2% and 24.8%, respectively, of the issued and outstanding shares of common stock of the Company.

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of Shares
JWCAC public shares outstanding prior to the Business Combination	12,500,000
JWCAC founder shares	2,034,884
Total JWCAC shares outstanding prior to the Business Combination	14,534,884
Less: redemption of JWCAC public shares	(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination	9,034,884
Common shares issued as consideration to members of The Tile Shop	32,000,000
Common shares issued to sponsor of JWCAC	1,500,000
Total common shares outstanding at closing, August 21, 2012	42,534,884

Basis of presentation and accounting treatment of Business Combination:

The Tile Shop is considered the acquirer for accounting purposes because it obtained effective control of JWCAC. The Tile Shop did not have a change in control since The Tile Shop's operations comprise the ongoing operations of the combined entity, its senior management became the senior management of the combined entity, and its former owners own a majority voting interest in the combined entity and are able to elect a majority of the combined entity's board of directors. Accordingly, the Business Combination does not constitute the acquisition of a business for purposes of Financial Accounting Standards Board's Accounting Standard Codification 805, "Business Combinations," or ASC 805. As a result, the assets and liabilities of The Tile Shop and JWCAC are carried at historical cost and the Company has not recorded any step-up in basis or any intangible assets or goodwill as a result of the Business Combination. All direct costs of the Business Combination are offset to additional paid-in capital. The historical financial statements presented herein are that of The Tile Shop for all periods.

In the consolidated financial statements, the recapitalization of the number of shares of common stock attributable to The Tile Shop members is reflected retroactive to January 1, 2010. Accordingly, the number of shares of common stock presented as outstanding as of January 1, 2010 totaled 32,329,897 consisting of 32,000,000 shares of common stock issued to The Tile Shop members as consideration for the Contribution, and 329,897 of common units held by the former owners of The Tile Shop, LLC which were fully redeemed in 2011. This number of shares was also used to calculate the Company's earnings per share for all periods prior to the Business Combination.

The cash flows related to the business combination, as reported in the Consolidated Statement of Cash Flows is summarized as follows (in thousands):

Amount
Cash in trust at JWCAC	$124,950
Add: proceeds from issue of shares	15,000
Less: redemption of JWCAC public shares	(54,960)
Less: cash paid to The Tile Shop members	(75,000)
Less: payment of deferred offering cost by JWCAC	(4,588)
Less: payment of transaction expenses	(4,644)
Remaining cash received by the Company in the merger	$758

Because the former Tile Shop members retained a significant ownership interest in the Company following the Business Combination, a portion of the $69.8 million of notes payable issued to the former members of The Tile Shop as part of the Business Combination is treated as a leveraged dividend and accordingly $52.5 million has been reflected as a distribution of retained earnings in the accompanying financial statements. The remainder of the notes payable has been deducted from additional paid in capital.

Pro Forma Information:

The pro forma computation related to the conversion to a C Corporation for income tax purposes assumes that such conversion occurred as of January 1, 2010, and includes the add back of a non-recurring non-deductible permanent difference for warrant liability expense. These amounts are not necessarily indicative of the consolidated results of income for future years or actual results that would have been realized had the change in tax status occurred as of the beginning of each such year.